UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23165

cion ares diversified credit fund

(Exact name of registrant as specified in charter)

3 Park Avenue, 36th Floor

New York, NY 10016

(Address of principal executive offices) (zip code)

  Eric A. Pinero

3 Park Avenue, 36th Floor

New York, NY 10016

  (Name and address of agent for service)

  Copy to:

  Michael A. Reisner

Mark Gatto

CION Ares Management, LLC

3 Park Avenue, 36th Floor

New York, NY 10016

Richard Horowitz, Esq.

Jonathan Gaines, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1. Proxy Voting Record.

Issuer	Ticker	Cusip	Meeting Date	Matters Voted On	Proposed by Issuer or Shareholder?	Registrant Voted?	Vote Submitted	Vote for/against management?
Owl Rock Capital Corp	ORCC	69121K104	8/26/2021	Elections of directors; ratify audit firm	Issuer	Yes	For all proposals	For management
Exrtaction Oil & Gas	XOG	30227M303	10/29/2021	Approval of merger; vote on golden parachutes	Issuer	Yes	For all proposals	For management
Berry Global Group, Inc.	BERY	08579W103	2/16/2022	Elections of directors; ratify audit firm; ratify compensation	Issuer	Yes	For all proposals	For management
Blackstone Long-Short Credit Income Fund	BGX	09257D102	4/20/2022	Election of directors	Issuer	Yes	For all proposals	For management
Occidental Petroleum Corporation	OXY	674599105	5/6/2022	Elections of directors; ratify audit firm; ratify compensation; emissions reporting	All proposed by Issuer, except emissions reporting proposal by Shareholders	Yes	For all proposals	For management for all, except against for the emissions proposal
Coherus BioSciences, Inc.	CHRS	19249H103	5/17/2022	Elections of directors; ratify audit firm; pay frequency	Issuer	Yes	For all proposals; One Year for pay frequency proposal	For management on all, except against on pay frequency proposal
Tutor Perini Corporation	TPC	901109108	5/18/2022	Elections of directors; ratify audit firm; ratify compensation	Issuer	Yes	For all proposals	For management
Antero Resources Corp	AR	03674X106	6/7/2022	Elections of directors; ratify audit firm; ratify compensation; pay frequency	Issuer	Yes	For all proposals; One Year for pay frequency proposal	For management
Apollo Tactical Income Fund Inc	AIF	037638103	6/9/2022	Election of directors	Issuer	Yes	For all proposals	For management
Summit Midstream Partners, LP	SMLP	866142409	6/24/2022	Elections of directors; ratify audit firm; ratify compensation; pay frequency; approval of omnibus stock plan	Issuer	Yes	For all proposals, except against on approval for omnibus stock plan; One year for pay frequency proposal	For management, except on the proposal for an omnibus stock plan
Owl Rock Capital Corp	ORCC	69121K104	6/29/2022	Elections of directors; ratify audit firm	Issuer	Yes	For all proposals	For management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer

Date:	August 26, 2022